Retirement benefit obligations - Schedule of Retirement Benefit Charges to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charge	£ (37)	£ (11)	£ (79)
Defined contribution pension schemes	541	515	414
Post-employment benefit expense in profit or loss	504	504	335
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charge	(39)	(13)	(80)
Other retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charge	£ 2	£ 2	£ 1